Derivative Instruments Accounted for at Fair Value	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments Accounted for at Fair Value
9.	Derivative Instruments Accounted for at Fair Value
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and June 30, 2022.

		December 31, 2021	June 30, 2022
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset (Liability)	Fair Value Asset (Liability)

		(in thousands)
Cross-currency interest rate swap agreement	Level 2	$(5,052)	$(12,725)
Interest rate swap agreements liabilities	Level 2	(3,748)	—
Interest rate swap agreements assets	Level 2	$579	$14,405
The Company uses derivative instruments in accordance with its overall risk management policy to mitigate our risk to the effects of unfavorable fluctuations in foreign exchange and interest rate movements.
The Company held no derivatives designated as hedges as of December 31, 2021 and June 30, 2022.
Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value accounting standard establishes a three tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
Interest Rate risk
In July 2020, the Company entered into
floating-to-fixed
interest rate swap agreements with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. The interest rate receivable by the Company under these interest rate swap agreements is
3-month
LIBOR, calculated on a
360-day
year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility. The interest rate payable by the Company under these interest rate swap agreements is 0.369% and 0.3615% per annum calculated on a
360-day
year basis.
As of June 30, 2022, the interest rate swaps had a fair value asset of $1.8 million (December 31, 2021, a fair value asset of $0.6 million) and there were unrealized gains of $1.2 million recognized on the combined fair value of the swaps for the six months ended June 30, 2022. (Six months ended June 30, 2021, an unrealized gain of $0.2 million).
On August 4, 2021, following the Ultragas Transaction, the Company assumed a number of existing loan facilities with associated fixed interest rate swaps. The interest rate receivable by the Company under these interest rate swap agreements is
6-month
LIBOR, calculated on a
360-day
year basis, which resets every six months in line with the dates of interest payments on the Term Loan Facilities. The interest rate payable by the Company under these interest rate swap agreements is in the range between 1.627% and 2.137% per annum, calculated on a
360-day
year basis.
As of June 30, 2022, the interest rate swaps had a fair value asset of $3.6 million (December 31, 2021: a fair value liability of $3.2 million) and unrealized gains of $6.8 million were recognized on the combined fair value of the swaps for the six months ended June 30, 2022 (Six months ended June 30, 2021: Nil).
On December 10, 2021, the Company entered into new floating to fixed interest rate swap agreements on our September 2020 Secured Revolving Credit Facility with a termination date of September 2025 to run concurrently with the facility. The interest rate receivable by the Company under these interest rate swap agreements is
3-month
LIBOR, calculated on a
360-day
year basis, which resets every three months in line with the dates of interest payments on the Secured Revolving Credit Facility. The interest rate payable by the Company under these interest rate swap agreements is 1.296% per annum to the four bank institutions, calculated on a
360-day
year basis.
As of June 30, 2022, these interest rate swaps had a fair value asset of $9.0 million (December 31, 2021: a fair value liability of $0.6 million) and unrealized gains of $9.6 million were recognized for the six months ended June 30, 2022.
All of the interest rate swaps above are remeasured to fair value at each reporting date and have been categorized as level two on the fair value measurement hierarchy. The remeasurement to fair value has no impact on the cash flows at the reporting date. There is no requirement for cash collateral to be placed with the swap providers under any of these swap agreements.
Foreign Currency Exchange Rate risk
All foreign currency-denominated monetary assets and liabilities are revalued and are reported in the Company’s functional currency based on the prevailing exchange rate at the end of the period. These foreign currency transactions fluctuate based on the strength of the U.S. Dollar relative to the NOK and are included in our results of operations. The primary source of our foreign exchange gains and losses are the movements on our
NOK-denominated
2018 Bonds, which we have mitigated through the cross-currency interest rate swap. The remeasurement of all foreign currency-denominated monetary assets and liabilities at each reporting date results in unrealized foreign currency exchange differences but do not impact our cash flows.
The Company entered into a cross-currency interest rate swap agreement concurrently with the issuance of its NOK denominated senior secured bonds (please read Note 7—Senior Secured Bond to our unaudited condensed consolidated financial statements) and pursuant to this swap, the Company receives the principal amount of NOK

600
 million in exchange for a payment of a fixed amount of $
71.7
 million on the maturity date of the swap.
In addition, at each quarterly interest payment date, the cross-currency interest rate swap exchanges a receipt of floating interest of 6.0% plus
3-month
NIBOR on NOK 600 million for a U.S. Dollar payment of floating interest of 6.608% plus
3-month
U.S. LIBOR on the $71.7 million principal amount. The purpose of the cross-currency interest rate swap is to economically hedge the foreign currency exposure on the payments of interest and principal of the Company’s NOK denominated 2018 Bonds due to mature in November 2023.
The fair value of this
non-designated
derivative instrument is presented in the Company’s consolidated balance sheets and the change in fair value is presented in the consolidated statements of operations. As of June 30, 2022, the cross-currency interest rate swap had a fair value liability of $12.7 million (December 31, 2021, a fair value liability of $5.1 million) and an unrealized loss of $7.7 million for the six months ended June 30, 2022 (Six months ended June 30, 2021: an unrealized gain of $0.2 million).
The remeasurement to fair value has no impact on the cash flows at the reporting date except for the effect on restricted cash. An amount of $7.4 million as of June 30, 2022, is included in restricted cash and represents cash required to be set aside as collateral in accordance with a contractual agreement with a banking institution, representing the forecast future liability on the cross-currency interest rate swap. The Company has not offset the fair value of the derivative with any cash collateral account, notwithstanding there is a master netting agreement in place.

Credit risk
The Company is exposed to credit losses in the event of
non-performance
by the counterparty to the cross-currency interest rate swap agreement. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are reputable financial institutions, highly rated by a recognized rating agency. As of June 30, 2022, there was an immaterial credit risk as the cross-currency interest rate swap was in a liability position whilst all of our interest rate swaps were in an asset position from the perspective of the Company.
The fair values of our interest rate swap agreements and the cross-currency interest rate swap is the estimated amount that we would pay to sell or transfer the swap at the reporting date, taking into account current interest rates and the current credit worthiness of the swap counterparties, in addition to foreign exchange rates for the cross-currency swap agreement. The estimated amount is the present value of future cash flows, adjusted for credit risk. The Company transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction. It is possible that the amount recorded as a derivative asset or liability could vary by a material amount in the near term if there is volatility in the credit markets or if credit risk were to change significantly.
The fair value of our interest rate swap agreements and cross-currency interest rate swap agreement at the end of each period is most significantly affected by the interest rate implied by the benchmark interest yield curve, including its relative steepness and the forward foreign exchange rates respectively. Interest rates and foreign exchange rates have experienced significant volatility in recent years in both the short and long term. While the fair value of our swap agreements is typically more sensitive to changes in short-term rates, significant changes in the long-term benchmark interest, foreign exchange rates and the credit risk of the counterparties or the Company also materially impact the fair values of our swap agreements.